Note 18 Tax assets and liabilities (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Tax assets and liabilities [Line Items]
Current tax assets	€ 1,104,000,000	€ 1,199,000,000
Deferred tax assets	15,062,000,000	15,327,000,000
Tax assets	16,166,000,000	16,526,000,000
Current tax liabilities	677,000,000	545,000,000
Deferred tax liabilities	1,824,000,000	1,809,000,000
Tax liabilities	€ 2,501,000,000	€ 2,355,000,000